UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New Mountain Vantage Advisers, L.L.C.
Address: 787 Seventh Avenue
         49th Floor
         New York, NY  10019

13F File Number:  28-12378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven B. Klinsky
Title:     Managing Member
Phone:     212-720-0300

Signature, Place, and Date of Signing:

     /s/ Steven B. Klinsky     New York, NY/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $1,030,739 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12375                      New Mountain Vantage GP, L.L.C
2    28-12376                      Steven B. Klinsky

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE ONE INTL INC          COM              018772103     3513   784054 SH       DEFINED 1    2         784054        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    46313    13937 SH       DEFINED 1    2          13937        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104    49874  2009430 SH       DEFINED 1    2        2009430        0        0
EAGLE ROCK ENERGY PARTNERS L   UNIT             26985R104     4302  1000487 SH       DEFINED 1    2        1000487        0        0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100    46297  1653463 SH       DEFINED 1    2        1653463        0        0
ENZON PHARMACEUTICALS INC      COM              293904108     4600   557631 SH       DEFINED 1    2         557631        0        0
EOG RES INC                    COM              26875P101    10544   126261 SH       DEFINED 1    2         126261        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    27080  1061548 SH       DEFINED 1    2        1061548        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     2524   350000 SH  PUT  DEFINED 1    2         350000        0        0
HEWLETT PACKARD CO             COM              428236103    44776   948453 SH       DEFINED 1    2         948453        0        0
IESI BFC LTD                   COM              44951D108    21621  1673425 SH       DEFINED 1    2        1673425        0        0
INVENTIV HEALTH INC            COM              46122E105    14258   852248 SH       DEFINED 1    2         852248        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432     2467    25000 SH       DEFINED 1    2          25000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   155550  5000000 SH       DEFINED 1    2        5000000        0        0
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302     1921    91804 SH       DEFINED 1    2          91804        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106    56587  1504986 SH       DEFINED 1    2        1504986        0        0
MF GLOBAL LTD                  SHS              G60642108    20199  2778376 SH       DEFINED 1    2        2778376        0        0
MICROSOFT CORP                 COM              594918104    27558  1071455 SH       DEFINED 1    2        1071455        0        0
MONSANTO CO NEW                COM              61166W101     3870    50000 SH  CALL DEFINED 1    2          50000        0        0
NATIONAL FUEL GAS CO N J       COM              636180101   112334  2452181 SH       OTHER   1    2              0  2452181        0
NATIONAL FUEL GAS CO N J       COM              636180101   197125  4303100 SH       DEFINED 1    2        4303100        0        0
PFIZER INC                     COM              717081103    45858  2770872 SH       DEFINED 1    2        2770872        0        0
SAIC INC                       COM              78390X101    43460  2477745 SH       DEFINED 1    2        2477745        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    27026   273400 SH       DEFINED 1    2         273400        0        0
STRAYER ED INC                 COM              863236105    10463    48065 SH       DEFINED 1    2          48065        0        0
TFS FINL CORP                  COM              87240R107    50619  4253732 SH       DEFINED 1    2        4253732        0        0